Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and Cash Equivalents	$ 210.5	$ 176.4
Other Temporary Investments	331.7	386.8
Fuel	423.8	600.8
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	3,444.3	3,722.9
Accumulated Depreciation and Amortization	16,397.3	19,348.2
Current Liabilities
Long-term Debt Due Within One Year	2,878.0	1,831.8
Noncurrent Liabilities
Long-term Debt	$ 17,378.4	$ 17,740.9
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	512,048,520	511,389,173
Treasury Stock, Shares	20,336,592	20,336,592
Ohio Phase-In-Recovery Funding [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 46.3	$ 45.9
Noncurrent Liabilities
Long-term Debt	93.9	139.4
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	2.7	2.8
Fuel	112.0	119.3
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	373.5	345.5
Accumulated Depreciation and Amortization	3,636.8	3,407.6
Current Liabilities
Long-term Debt Due Within One Year	503.1	318.0
Noncurrent Liabilities
Long-term Debt	$ 3,530.8	$ 3,612.7
Equity
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 1.2	$ 1.1
Fuel	32.3	46.5
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	550.2	662.3
Accumulated Depreciation and Amortization	3,005.1	3,018.0
Current Liabilities
Long-term Debt Due Within One Year	209.3	162.9
Noncurrent Liabilities
Long-term Debt	$ 2,262.1	$ 1,837.1
Equity
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 130.9	$ 84.6
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	3.1	3.1
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	443.7	408.2
Accumulated Depreciation and Amortization	2,116.0	2,048.7
Current Liabilities
Long-term Debt Due Within One Year	46.4	395.9
Noncurrent Liabilities
Long-term Debt	$ 1,717.5	$ 1,761.8
Equity
Common Stock, No Par Value	$ 0.00	$ 0.00
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	$ 1.5	$ 1.4
Fuel	22.9	17.6
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	233.2	405.7
Accumulated Depreciation and Amortization	1,272.7	1,352.5
Current Liabilities
Long-term Debt Due Within One Year	0.5	275.4
Noncurrent Liabilities
Long-term Debt	$ 1,285.5	$ 1,010.7
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 10.3	$ 5.2
Fuel	107.1	142.1
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	670.4	883.5
Accumulated Depreciation and Amortization	2,567.1	2,602.3
Current Liabilities
Long-term Debt Due Within One Year	353.7	3.3
Noncurrent Liabilities
Long-term Debt	$ 2,325.4	$ 2,270.2
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Cash and Cash Equivalents	$ 8.7	$ 3.7
Fuel	34.3	40.4
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	267.5	297.7
Accumulated Depreciation and Amortization	155.6	157.3
Subsidiaries [Member]
Current Assets
Other Temporary Investments	322.5	376.6
Current Liabilities
Long-term Debt Due Within One Year	427.5	410.4
Noncurrent Liabilities
Long-term Debt	$ 1,737.5	$ 1,971.4